Financial risk management - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Currency risk [member]
Disclosure of financial risk management [line items]
Foreign exchange derivatives	$ 30	$ 120
Fair value of derivative financial instruments	0	(3)
Liquidity risk [member]
Disclosure of financial risk management [line items]
Funds held in foreign countries	$ 3	$ 3
Number of financial covenants	Two
Capital risk management [member]
Disclosure of financial risk management [line items]
Amounts managed as capital	993	739
Fixed interest rate [member] | Interest rate risk [member]
Disclosure of financial risk management [line items]
Fixed Interest rate borrowings	86.00%	93.00%
US dollars [member] | Net investment hedges [member]
Disclosure of financial risk management [line items]
Foreign exchange derivatives	$ 160	$ 325